-----------------------------
                                                   OMB APPROVAL
                                                   -----------------------------
                                                   OMB Number: 3235-0570

                                                   Expires: September 30, 2007

                                                   Estimated average burden
                                                   hours per response: 19.4
                                                   -----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-21531
                                   -----------------------------------

                          TFS Capital Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  1800 Bayberry Court, Suite 103         Richmond, Virginia         23226
--------------------------------------------------------------------------------
              (Address of principal executive offices)            (Zip code)

                              Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (804) 484-1401
                                                     ----------------------

Date of fiscal year end:        June 30, 2006
                          --------------------------------------------

Date of reporting period:       December 31, 2005
                          --------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
  ============================================================================






                  ---------------------------------------------
                                   TFS MARKET
                                  NEUTRAL FUND
                  ---------------------------------------------
                                 A SERIES OF THE
                          TFS Capital Investment Trust
                  ---------------------------------------------







                               SEMI-ANNUAL REPORT
                                December 31, 2005
                                   (Unaudited)












      INVESTMENT ADVISER                                  ADMINISTRATOR
      ------------------                                  -------------
       TFS CAPITAL LLC                              ULTIMUS FUND SOLUTIONS, LLC
1800 Bayberry Court, Suite 103                            P.O. Box 46707
   Richmond, Virginia 23226                         Cincinnati, Ohio 45246-0707
                                                          1.888.534.2001







  ============================================================================
--------------------------------------------------------------------------------

[GRAPHIC OMITTED] TFS
                  CAPITAL
--------------------------------------------------------------------------------
                                                    TFS CAPITAL INVESTMENT TRUST


February 8, 2006



Dear Investor,

Enclosed please find a copy of the semi-annual report for the TFS Market Neutral Fund (the "Fund") for the period ended December 31, 2005. If you have any questions about this material, please do not hesitate to contact me.

The TFS Market Neutral Fund is managed using quantitative stock selection models. It utilizes both long and short equity positions with the objective of producing capital appreciation while having a low correlation to the overall U.S. equity market. The Fund is a no-load fund, it does not pay 12b-1 fees, and the portfolio manager does not participate in soft-dollar arrangements with broker-dealers.

Please note that TFS Capital LLC, the portfolio manager of the Fund, provides monthly updates by e-mail describing Fund performance. If you are interested in receiving this communication on an ongoing basis, please send the request to my attention at LARRY@TFSCAPITAL.COM. You may also obtain information by visiting our website at WWW.TFSCAPITAL.COM.

Best regards,

/s/ Larry S. Eiben

Larry S. Eiben
Chief Operating Officer
TFS Capital LLC

                                Distributed by Ultimus Fund Distributors, LLC
TFS Market Neutral Fund    P.O. Box 46707    Cincinnati, Ohio 45246-0707     Phone: 1-888-534-2001    Fax: 513-587-3438

--------------------------------------------------------------------------------
                    TFS MARKET NEUTRAL FUND VS S&P 500 INDEX
                              NET SECTOR EXPOSURE*
                      AS OF DECEMBER 31, 2005 (UNAUDITED)


                               [GRAPHIC OMITTED]


                                  TFS MARKET NEUTRAL FUND     S&P 500 INDEX
                                  -----------------------     -------------
Consumer Discretionary                    -2.5%                  10.8%
Consumer Staples                          -0.7%                   9.5%
Energy                                     4.0%                   9.3%
Financials                                 0.6%                  21.2%
Health Care                               -4.8%                  13.3%
Industrials                               13.8%                  11.3%
Information Technology                     5.5%                  15.1%
Materials                                  4.3%                   3.0%
Telecommunication Services                 1.5%                   3.0%
Utilities                                  0.7%                   3.4%
Closed-End Funds                          10.0%                   0.0%
Real Estate Investment Trusts              2.7%                   0.0%





* The net percentages for the TFS Market Neutral Fund are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages are not likely to total to 100%.


          TFS MARKET NEUTRAL FUND                                              TFS MARKET NEUTRAL FUND
           TOP 10 LONG POSITIONS                                               TOP 10 SHORT POSITIONS
        DECEMBER 31, 2005 (UNAUDITED)                                       DECEMBER 31, 2005 (UNAUDITED)


       SECURITY DESCRIPTION            % OF NET ASSETS              SECURITY DESCRIPTION            % OF NET ASSETS
-----------------------------------    ----------------      -----------------------------------    ----------------
Columbus McKinnon Corp.                      1.03%           Midway Games, Inc.                          -0.87%
American Reprographics Co.                   1.02%           eCollege.com, Inc.                          -0.87%
Citi Trends, Inc.                            0.98%           ICU Medical, Inc.                           -0.86%
Quidel Corp.                                 0.93%           McMoRan Exploration Co.                     -0.84%
GFI Group, Inc.                              0.93%           Pre-Paid Legal Services, Inc.               -0.83%
RPC, Inc.                                    0.92%           Medis Technologies, Ltd.                    -0.83%
Todco - Class A                              0.87%           Intergraph Corp.                            -0.80%
Freightcar America, Inc.                     0.83%           Delta Petroleum Corp.                       -0.80%
Micromuse, Inc.                              0.82%           Taser International, Inc.                   -0.79%
LoJack Corp.                                 0.80%           Krispy Kreme Doughnuts, Inc.                -0.74%

TFS MARKET NEUTRAL FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005 (UNAUDITED)
================================================================================
ASSETS
Investments in securities:
  At acquisition cost                                             $  8,441,587
                                                                  ============
  At value (Note 2)                                               $  9,000,229
Deposits with brokers for securities sold short (Note 2)             5,668,713
Dividends and interest receivable                                       18,391
Receivable for investment securities sold                              983,683
Receivable from Adviser (Note 4)                                         4,231
Other assets                                                            35,492
                                                                  ------------
  TOTAL ASSETS                                                      15,710,739
                                                                  ------------

LIABILITIES
Distributions payable                                                      170
Securities sold short, at value (Note 2) (proceeds $5,733,862)       5,902,891
Payable for investment securities purchased                          1,085,643
Dividends payable on securities sold short (Note 2)                      3,090
Payable to Affiliate (Note 4)                                            6,000
Other accrued expenses                                                   5,870
                                                                  ------------
  TOTAL LIABILITIES                                                  7,003,664
                                                                  ------------

NET ASSETS                                                        $  8,707,075
                                                                  ============

NET ASSETS CONSIST OF:
Paid-in capital                                                   $  8,081,818
Accumulated net investment loss                                        (50,951)
Accumulated net realized gains from security transactions              286,595
Net unrealized appreciation (depreciation) on:
  Investments                                                          558,642
  Short positions                                                     (169,029)
                                                                  ------------
NET ASSETS                                                        $  8,707,075
                                                                  ============

Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value)                           795,980
                                                                  ============

Net asset value, redemption price and offering price per
  share(a) (Note 2)                                               $      10.94
                                                                  ============

(a) Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 (UNAUDITED)
================================================================================
INVESTMENT INCOME
  Dividends                                                       $     98,882
                                                                  ------------
EXPENSES
  Investment advisory fees (Note 4)                                    102,201
  Dividend expense                                                      36,276
  Professional fees                                                     17,388
  Registration fees                                                     17,127
  Accounting services fees (Note 4)                                     15,284
  Trustees' fees and expenses                                           12,813
  Custodian fees                                                        12,512
  Insurance expense                                                     11,403
  Administration fees (Note 4)                                          11,200
  Compliance service fees (Note 4)                                       9,000
  Transfer agent fees (Note 4)                                           8,400
  Pricing fees                                                           6,460
  Postage and supplies                                                   5,125
  Printing of shareholder reports                                        2,080
  Other expenses                                                         4,205
                                                                  ------------
    TOTAL EXPENSES                                                     271,474
  Fees waived and expenses reimbursed (Note 4)                        (121,641)
                                                                  ------------
    NET EXPENSES                                                       149,833
                                                                  ------------

NET INVESTMENT LOSS                                                    (50,951)
                                                                  ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
  Net realized gains (losses) from security transactions of:
    Investments                                                        656,043
    Short positions                                                   (279,734)
  Net change in unrealized appreciation (depreciation) on:
    Investments                                                         69,381
    Short positions                                                     47,769
                                                                  ------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                       493,459
                                                                  ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                        $    442,508
                                                                  ============


See accompanying notes to financial statements

TFS MARKET NEUTRAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

=======================================================================================================================
                                                                                       SIX MONTHS
                                                                                          ENDED             PERIOD
                                                                                       DECEMBER 31,         ENDED
                                                                                          2005             JUNE 30,
                                                                                       (UNAUDITED)         2005(a)
                                                                                      ---------------------------------
FROM OPERATIONS
  Net investment loss                                                                 $    (50,951)    $    (87,400)
  Net realized gains (losses) from security transactions of:
    Investments                                                                            656,043          214,378
    Short positions                                                                       (279,734)        (281,221)
  Net change in unrealized appreciation (depreciation) on:
    Investments                                                                             69,381          489,261
    Short positions                                                                         47,769         (216,798)
                                                                                      ------------     ------------
Net increase in net assets from operations                                                 442,508          118,220
                                                                                      ------------     ------------

FROM DISTRIBUTIONS
  Distributions from net realized gains from security transactions                          (5,568)            --
  Distributions in excess of net realized gains (losses) from security transactions           --             (3,619)
                                                                                      ------------     ------------
Net decrease in assets from distributions to shareholders                                   (5,568)          (3,619)
                                                                                      ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                              2,622,301        8,398,235
  Net asset value of shares issued in reinvesment of distributions to shareholders           5,398            3,619
  Proceeds from redemption fees collected (Note 2)                                             902            1,107
  Payments for shares redeemed                                                          (2,459,181)        (516,847)
                                                                                      ------------     ------------
Net increase in net assets from capital share transactions                                 169,420        7,886,114
                                                                                      ------------     ------------

TOTAL INCREASE IN NET ASSETS                                                               606,360        8,000,715

NET ASSETS
  Beginning of period                                                                    8,100,715          100,000
                                                                                      ------------     ------------
  End of period                                                                       $  8,707,075     $  8,100,715
                                                                                      ============     ============

ACCUMULATED NET INVESTMENT LOSS                                                       $    (50,951)    $       --
                                                                                      ============     ============

CAPITAL SHARE ACTIVITY
  Shares sold                                                                              244,467          821,343
  Shares issued in reinvestment of distributions to shareholders                               493              350
  Shares redeemed                                                                         (229,876)         (50,797)
                                                                                      ------------     ------------
    Net increase in shares outstanding                                                      15,084          770,896
  Shares outstanding, beginning of period                                                  780,896           10,000
                                                                                      ------------     ------------
  Shares outstanding, end of period                                                        795,980          780,896
                                                                                      ============     ============

(a) Represents  the period from the  commencement  of operations  (September 7, 2004) through June 30, 2005.

See accompanying notes to financial statements.





                                                       5

TFS MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
=======================================================================================================================
                                                                                       Six Months           Period
                                                                                          Ended             Ended
                                                                                    December 31, 2005      June 30,
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:                         (Unaudited)          2005(a)
-----------------------------------------------------------------------------------------------------------------------

  Net asset value at beginning of period                                              $      10.37     $      10.00
                                                                                      ------------     ------------

  Income (loss) from investment operations:
    Net investment loss                                                                      (0.06)           (0.11)
    Net realized and unrealized gains on investments                                          0.64             0.49
                                                                                      ------------     ------------
  Total from investment operations                                                            0.58             0.38
                                                                                      ------------     ------------

  Less distributions:
    Distributions from net realized gains from security transactions                         (0.01)            --
    Distributions in excess of net realized gains (losses) from security transactions         --              (0.01)
                                                                                      ------------     ------------
  Total distributions                                                                        (0.01)           (0.01)
                                                                                      ------------     ------------

  Proceeds from redemption fees collected (Note 2)                                            0.00(b)          0.00(b)
                                                                                      ------------     ------------

  Net asset value at end of period                                                    $      10.94     $      10.37
                                                                                      ============     ============

RATIOS AND SUPPLEMENTAL DATA:
  Total return (c)                                                                            5.56%(d)         3.77%(d)
                                                                                      ============     ============

  Net assets at end of period (000's)                                                 $      8,707     $      8,101
                                                                                      ============     ============

  Ratio of gross expenses to average net assets                                               5.97%(g)         6.82%(g)

  Ratio of net expenses to average net assets (e)                                             3.30%(g)         3.26%(g)

  Ratio of net expenses to average net assets excluding dividend expense (e) (f)              2.50%(g)         2.49%(g)

  Ratio of net investment loss to average net assets (f)                                     -1.12%(g)        -1.77%(g)

  Portfolio turnover rate                                                                      399%(g)          368%(g)
-----------------------------------------------------------------------------------------------------------------------

(a) Represents the period from the commencement of operations (September 7, 2004) through June 30, 2005.

(b) Amount rounds to less than $0.01 per share.

(c) Total  return  is  a  measure of the change in value of an investment in the Fund over  the  period  covered, which assumes  any  dividends  or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) Not annualized.

(e) Ratio was determined after advisory fee waivers and expense reimbursements.

(f) Dividend expense totaled 0.80% (g) and 0.77% (g) of average net assets for the periods ended December 31, 2005  and
    June 30, 2005, respectively.

(g) Annualized.


See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)

================================================================================
   SHARES     COMMON STOCKS - 87.7%                                   VALUE
--------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY - 13.7%
    9,200     24/7 Real Media, Inc. (a) (b)                       $     67,528
    4,100     Accuride Corp. (a) (b)                                    52,890
    2,300     Aftermarket Technology Corp. (a)                          44,712
    1,000     Brink's Co. (The) (b)                                     47,910
    1,500     Burlington Coat Factory Warehouse Corp.                   60,315
    3,000     Cache, Inc. (a) (b)                                       51,960
    1,600     Cash America International, Inc.                          37,104
    2,000     Cato Corp. (The)                                          42,900
    2,000     Citi Trends, Inc. (a) (b)                                 85,380
    3,200     CKX, Inc. (a)                                             41,600
    1,300     Deb Shops, Inc.                                           38,649
    1,700     Guess?, Inc. (a)                                          60,520
    4,500     Kforce, Inc. (a)                                          50,220
    3,000     Knoll, Inc. (b)                                           51,330
    3,000     Lenox Group, Inc. (a) (b)                                 39,720
    1,300     Men's Wearhouse , Inc. (The) (a)                          38,272
    2,700     MTR Gaming Group, Inc. (a) (b)                            28,107
      900     Rocky Shoes & Boots, Inc. (a) (b)                         21,924
    2,000     Skechers U.S.A., Inc. (a)                                 30,640
    1,500     Sonic Corp. (a) (b)                                       44,250
    2,200     Stein Mart, Inc.                                          39,930
    1,700     Steven Madden, Ltd. (a)                                   49,691
    3,800     Sunterra Corp. (a)                                        54,036
    2,100     Warnaco Group, Inc. (The) (a)                             56,112
    1,400     Wiley (John) & Sons, Inc. - Class A (b)                   54,656
                                                                  ------------
                                                                     1,190,356
                                                                  ------------
              CONSUMER STAPLES - 2.6%
      500     Alico, Inc. (b)                                           22,595
    1,900     Domino's Pizza, Inc. (b)                                  45,980
    3,000     Inter Parfums, Inc.                                       53,880
    1,600     Maui Land & Pineapple Company, Inc. (a) (b)               54,288
    2,200     Ruddick Corp.                                             46,816
                                                                  ------------
                                                                       223,559
                                                                  ------------
              ENERGY - 7.0%
    5,300     American Oil & Gas, Inc. (a)                              21,465
    1,000     Chesapeake Utilities Corp. (b)                            30,800
    2,000     Edge Petroleum Corp. (a)                                  49,820
      800     Lone Star Technologies, Inc. (a)                          41,328
      800     Penn Virginia Corp.                                       45,920
      900     Penn Virginia Resource Partners, L.P.                     50,013
    4,200     Petrohawk Energy Corp. (a) (b)                            55,524
    1,400     Petroleum Development Corp. (a)                           46,676
    2,500     Pioneer Drilling Co. (a)                                  44,825
    3,050     RPC, Inc. (b)                                             80,337

TFS MARKET NEUTRAL FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

================================================================================
   SHARES     COMMON STOCKS - 87.7% (Continued)                       VALUE
--------------------------------------------------------------------------------
              ENERGY - 7.0% (Continued)
    2,000     Todco - Class A (a) (b)                             $     76,120
      700     Unit Corp. (a)                                            38,521
      800     Universal Compression Holdings, Inc. (a) (b)              32,896
                                                                  ------------
                                                                       614,245
                                                                  ------------
              FINANCIALS - 7.9%
      100     Alleghany Corp. (a) (b)                                   28,400
    2,000     Apollo Investment Corp. (b)                               35,860
      900     Asset Acceptance Capital Corp. (a) (b)                    20,214
    7,900     CBIZ, Inc. (a) (b)                                        47,558
    1,600     Citizens First Bancorp, Inc. (b)                          37,728
    3,000     Commercial Capital Bancorp, Inc.                          51,360
      300     First Regional Bancorp (a)                                20,265
    1,700     GFI Group, Inc. (a) (b)                                   80,631
    2,000     Great American Financial Resources, Inc.                  39,680
    1,000     International Bancshares Corp. (b)                        29,360
    1,100     Mercantile Bank Corp.                                     42,350
    1,400     NYMAGIC, Inc. (b)                                         34,706
      400     Philadelphia Consolidated Holding Corp. (a)               38,676
    1,900     State Auto Financial Corp. (b)                            69,274
    3,900     TradeStation Group, Inc. (a) (b)                          48,282
    2,400     Universal American Financial Corp. (a) (b)                36,192
    2,000     Willow Grove Bancorp, Inc. (b)                            30,260
                                                                  ------------
                                                                       690,796
                                                                  ------------
              HEALTH CARE - 12.8%
    2,800     Adeza Biomedical Corp. (a) (b)                            58,940
    2,250     American Dental Partners, Inc. (a)                        40,680
    1,000     American Physicians Capital, Inc. (a) (b)                 45,790
    2,500     AMERIGROUP Corp. (a)                                      48,650
    3,000     Anadys Pharmaceuticals, Inc. (a) (b)                      26,400
    1,600     AngioDynamics, Inc. (a) (b)                               40,848
    3,400     Cholestech Corp. (a) (b)                                  33,728
    6,300     Dyax Corp. (a) (b)                                        33,201
    2,200     HealthExtras, Inc. (a)                                    55,220
    1,200     Hi-Tech Pharmacal Co., Inc. (a)                           53,148
    2,200     Horizon Health Corp. (a)                                  49,786
    5,500     Kosan Biosciences, Inc. (a) (b)                           24,420
    2,500     Medical Action Industries, Inc. (a) (b)                   51,100
    2,000     Molina Healthcare, Inc. (a) (b)                           53,280
    5,500     OraSure Technologies, Inc. (a)                            48,510
      500     Pediatrix Medical Group, Inc. (a) (b)                     44,285
    1,500     PRA International (a) (b)                                 42,225
    7,500     Quidel Corp. (a) (b)                                      80,700
    1,978     Res-Care, Inc. (a) (b)                                    34,358
      800     Sierra Health Services, Inc. (a) (b)                      63,968
    2,500     Symmetry Medical, Inc. (a) (b)                            48,475
    6,000     ViaCell, Inc. (a) (b)                                     33,720
    1,400     WellCare Health Plans, Inc. (a) (b)                       57,190
    3,000     Zygo Corp. (a) (b)                                        44,070
                                                                  ------------
                                                                     1,112,692
                                                                  ------------

TFS MARKET NEUTRAL FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

================================================================================
   SHARES     COMMON STOCKS - 87.7% (Continued)                       VALUE
--------------------------------------------------------------------------------
              INDUSTRIALS - 18.4%
    5,855     ABX Air, Inc. (a) (b)                               $     45,845
    1,500     Adesa, Inc. (b)                                           36,630
    1,700     Ambassadors Group, Inc.                                   38,913
      700     AMERCO, Inc. (a) (b)                                      50,435
    1,172     Andersons, Inc. (The) (b)                                 50,490
    1,700     Astec Industries, Inc. (a) (b)                            55,522
    2,400     Blount International, Inc. (a) (b)                        38,232
    3,500     California Micro Devices Corp. (a)                        22,785
      900     Cascade Corp.                                             42,219
    1,200     Consolidated Graphics, Inc. (a)                           56,808
    2,500     Ducommun, Inc. (a) (b)                                    53,400
    1,200     ESCO Technologies, Inc. (a)                               53,388
    1,800     First Advantage Corp. - Class A (a) (b)                   48,078
    1,500     Freightcar America, Inc. (b)                              72,120
      600     Harsco Corp. (b)                                          40,506
    3,000     Intevac, Inc. (a)                                         39,600
    3,700     IXYS Corp. (a)                                            43,253
    2,500     LaBarge, Inc. (a) (b)                                     35,925
    7,500     Leadis Technology, Inc. (a) (b)                           38,625
    2,000     LECG Corp. (a) (b)                                        34,760
    2,700     LSI Industries, Inc. (b)                                  42,282
    2,200     Marten Transport, Ltd. (a)                                40,084
    1,500     Old Dominion Freight Line, Inc. (a) (b)                   40,470
    2,000     Pacer International, Inc.                                 52,120
    5,000     Parker Drilling Co. (a)                                   54,150
    1,540     PICO Holdings, Inc. (a) (b)                               49,680
    2,300     Republic Airways Holdings, Inc. (a) (b)                   34,960
    2,400     SCS Transportation, Inc. (a) (b)                          51,000
    1,300     Smith (A.O.) Corp.                                        45,630
    3,000     Superior Essex, Inc. (a)                                  60,480
    1,000     Thomas & Betts Corp. (a)                                  41,960
    1,900     USA Truck, Inc. (a) (b)                                   55,347
    1,200     Valmont Industries, Inc.                                  40,152
    3,800     Woodhead Industries, Inc. (b)                             52,706
    5,000     World Air Holdings, Inc. (a)                              48,100
                                                                  ------------
                                                                     1,606,655
                                                                  ------------
              INFORMATION TECHNOLOGY - 14.0%
    4,300     Advanced Energy Industries, Inc. (a)                      50,869
    3,500     American Reprographics Co. (a) (b)                        88,935
    1,218     Ansoft Corp. (a) (b)                                      41,473
    1,852     Blackbaud, Inc. (b)                                       31,632
    3,000     Bottomline Technologies, Inc. (a)                         33,060
    7,000     Cogent Communications Group, Inc. (a) (b)                 38,430
    1,800     Digi International, Inc. (a) (b)                          18,882
    2,500     Fargo Electronics (a)                                     48,125
    4,000     Ixia (a)                                                  59,120
    2,900     LoJack Corp. (a) (b)                                      69,977
    4,500     Mattson Technology, Inc. (a)                              45,270

TFS MARKET NEUTRAL FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES     COMMON STOCKS - 87.7% (Continued)                       VALUE
--------------------------------------------------------------------------------
              INFORMATION TECHNOLOGY - 14.0% (Continued)
    7,200     Micromuse, Inc. (a)                                 $     71,208
    2,000     Moldflow Corp. (a) (b)                                    27,880
    4,000     MPS Group, Inc. (a)                                       54,680
    3,500     Ness Technologies, Inc. (a) (b)                           37,695
    4,700     Packeteer, Inc. (a)                                       36,519
      400     Pomeroy IT Solutions, Inc. (a) (b)                         3,340
    5,500     RealNetworks, Inc. (a)                                    42,680
    1,500     Rimage Corp. (a) (b)                                      43,470
    5,200     Silicon Image, Inc. (a) (b)                               47,060
    4,400     SonicWALL, Inc. (a) (b)                                   34,848
    1,000     SPSS, Inc. (a) (b)                                        30,930
    3,500     Stellent, Inc. (a) (b)                                    34,755
    4,600     Synplicity, Inc. (a) (b)                                  38,180
    5,500     Tier Technologies, Inc. - Class B (a) (b)                 40,370
    1,500     TNS, Inc. (a) (b)                                         28,770
    2,500     VeriFone Holdings, Inc. (a) (b)                           63,250
    3,300     Vignette Corp. (a) (b)                                    53,823
                                                                  ------------
                                                                     1,215,231
                                                                  ------------
              MATERIALS - 8.8%
    4,200     American Ecology Corp. (b)                                60,606
      600     AptarGroup, Inc. (b)                                      31,320
    4,500     BlueLinx Holdings, Inc. (b)                               50,625
    2,300     Castle (A.M.) Co. (a)                                     50,232
    4,100     Columbus McKinnon Corp. (a) (b)                           90,118
    1,000     FMC Corp. (a) (b)                                         53,170
    5,300     Jorgensen (Earle M.) Co. (a) (b)                          48,919
      900     Lubrizol Corp. (The) (b)                                  39,087
    1,700     Material Sciences Corp. (a) (b)                           23,970
    3,000     NL Industries, Inc.                                       42,270
    2,000     Pioneer Cos., Inc. (a) (b)                                59,940
    1,500     Roanoke Electric Steel Corp. (b)                          35,400
      800     Silgan Holdings, Inc. (b)                                 28,896
    1,100     Tennant Co.                                               57,200
    5,000     U.S. Concrete, Inc. (a) (b)                               47,400
    6,000     Xerium Technologies, Inc. (b)                             50,460
                                                                  ------------
                                                                       769,613
                                                                  ------------
              TELECOMMUNICATIONS SERVICES - 1.5%
    4,000     Centennial Communications Corp. (a) (b)                   62,080
    3,000     D&E Communications, Inc. (b)                              24,990
    3,500     Valor Communications Group, Inc. (b)                      39,900
                                                                  ------------
                                                                       126,970
                                                                  ------------
              UTILITIES - 1.0%
    1,600     Atmos Energy Corp.                                        41,856
      700     Crosstex Energy, Inc. (b)                                 44,142
                                                                  ------------
                                                                        85,998
                                                                  ------------

              TOTAL COMMON STOCKS (Cost $7,062,872)               $  7,636,115
                                                                  ------------

TFS MARKET NEUTRAL FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

====================================================================================================
   SHARES     CLOSED-END FUNDS - 11.9%                                                     VALUE
----------------------------------------------------------------------------------------------------
    1,800     Advent Claymore Convertible Securities and Income Fund                  $     40,464
    3,000     Cohen & Steers Dividend Majors Fund, Inc.                                     51,090
    1,900     Cohen & Steers Select Utility Fund, Inc.                                      38,304
    5,300     Corporate High Yield Fund                                                     40,280
    5,500     Corporate High Yield Fund III                                                 41,030
    3,500     Corporate High Yield Fund VI, Inc.                                            42,630
    3,100     Diversified Income Strategies Portfolio, Inc.                                 48,949
    2,600     Evergreen Managed Income Fund                                                 41,080
    2,200     First Trust/Aberdeen Global Opportunity Income Fund                           36,960
    3,100     Franklin Templeton Limited Duration Income Trust                              38,254
    3,700     Greater China Fund, Inc.                                                      48,248
    4,900     Managed High Income Portfolio, Inc.                                           29,449
    4,000     Muni Intermediate Duration Fund, Inc.                                         54,200
    3,400     Nuveen Premium Income Municipal Fund 4                                        41,854
    4,000     Nuveen Quality Preferred Income Fund 2                                        51,200
    4,000     Pioneer Municipal High Income Trust                                           53,080
    2,600     Pioneer Tax Advantaged Balanced Fund                                          32,136
    2,300     Preferred and Corporate Income Strategies Fund, Inc.                          44,436
    2,100     Preferred Income Strategies Fund, Inc.                                        39,480
    4,400     Putnam Managed Municipal Income Trust                                         31,372
    2,900     Salomon Brothers Emerging Markets Debt Fund, Inc.                             52,258
    3,500     Scudder RREEF Real Estate Fund II                                             53,725
    1,700     Tri-Continental Corp.                                                         31,586
    4,000     Western Asset/Claymore US Treasury Inflation Protected Securities Fund        48,040
                                                                                      ------------

              TOTAL CLOSED-END FUNDS (Cost $1,039,152)                                $  1,030,105
                                                                                      ------------

====================================================================================================
   SHARES     REAL ESTATE INVESTMENT TRUSTS - 3.3%                                         VALUE
----------------------------------------------------------------------------------------------------

              DIVERSIFIED - 0.5%
    1,600     First Potomac Realty Trust                                              $     42,560
                                                                                      ------------

              HEALTHCARE - 0.7%
    2,500     OMEGA Healthcare Investors, Inc. (b)                                          31,475
    2,200     Windrose Medical Properties Trust (b)                                         32,692
                                                                                      ------------
                                                                                            64,167
                                                                                      ------------
              INDUSTRIAL/OFFICE - 0.3%
      600     Parkway Properties, Inc. (b)                                                  24,084
                                                                                      ------------

              LODGING/RESORT - 0.5%
    2,500     Innkeepers USA Trust                                                          40,000
                                                                                      ------------

              RESIDENTIAL - 0.4%
    1,300     Agree Realty Corp.                                                            37,570
                                                                                      ------------


TFS MARKET NEUTRAL FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES     REAL ESTATE INVESTMENT TRUSTS - 3.3% (Continued)         VALUE
--------------------------------------------------------------------------------
              RETAIL - 0.4%
    1,000     Heritage Property Investment Trust                  $     33,400
                                                                  ------------

              SELF STORAGE - 0.5%
    1,000     Sovran Self Storage, Inc. (b)                             46,970
                                                                  ------------

              TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $294,305) $    288,751
                                                                  ------------

================================================================================
   SHARES     MONEY MARKET SECURITIES - 0.5%                          VALUE
--------------------------------------------------------------------------------
   45,258     UMB Money Market Fiduciary Fund (Cost $45,258)      $     45,258
                                                                  ------------
              TOTAL INVESTMENTS AT VALUE - 103.4%
              (Cost $8,441,587)                                   $  9,000,229

              LIABILITIES IN EXCESS OF OTHER ASSETS - (3.4%)          (293,154)
                                                                  ------------

              TOTAL NET ASSETS - 100.0%                           $  8,707,075
                                                                  ============

     (a) Non-income producing security.

     (b) All or a portion of the shares have been committed as collateral for open short positions.

 See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
DECEMBER 31, 2005 (UNAUDITED)

================================================================================
   SHARES     COMMON STOCKS - 65.3%                                   VALUE
--------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY - 16.2%
    2,000     American Greetings Corp. - Class A                  $     43,940
      600     Bandag, Inc.                                              25,602
    4,400     Blockbuster, Inc. - Class A                               16,500
    1,000     Blue Nile, Inc. (a)                                       40,310
    2,200     Bob Evans Farms, Inc.                                     50,732
    1,100     Build-A-Bear-Workshop, Inc. (a)                           32,604
    2,000     Carmike Cinemas, Inc.                                     50,720
    1,800     Cooper Tire & Rubber Co.                                  27,576
    2,000     Deckers Outdoor Corp. (a)                                 55,240
    1,800     Digital Theater Systems, Inc. (DTS) (a)                   26,640
    1,700     Federal Signal Corp.                                      25,517
    1,100     Gaylord Entertainment Co. (a)                             47,949
    2,400     Isle of Capri Casinos, Inc. (a)                           58,464
    2,100     JAKKS Pacific, Inc. (a)                                   43,974
    1,000     Jos. A. Bank Clothiers, Inc. (a)                          43,410
    4,100     K2, Inc. (a)                                              41,451
    1,600     Landry's Restaurants, Inc.                                42,736
    2,100     Learning Tree International, Inc. (a)                     26,943
    2,400     LodgeNet Entertainment Corp. (a)                          33,456
    2,900     Marvel Entertainment, Inc. (a)                            47,502
    7,100     Mediacom Communications Corp. (a)                         38,979
    3,400     Multimedia Games, Inc. (a)                                31,450
    4,993     Navarre Corp. (a)                                         27,611
    1,400     NuCo2, Inc. (a)                                           39,032
    1,400     Overstock.com, Inc. (a)                                   39,410
      700     Oxford Industries, Inc.                                   38,290
    1,900     Pre-Paid Legal Services, Inc.                             72,599
    2,015     Priceline.com, Inc. (a)                                   44,975
    1,400     Resources Connection, Inc. (a)                            36,484
    3,700     Retail Ventures, Inc. (a)                                 46,028
    1,200     Scholastic Corp. (a)                                      34,212
    1,350     Shuffle Master, Inc. (a)                                  33,939
    1,800     Superior Industries International, Inc.                   40,068
      800     Vertrue, Inc. (a)                                         28,264
      800     Winnebago Industries, Inc.                                26,624
    1,900     WMS Industries, Inc. (a)                                  47,671
                                                                  ------------
                                                                     1,406,902
                                                                  ------------
              CONSUMER STAPLES - 3.3%
      900     American Italian Pasta Co. - Class A                       6,120
   11,300     Krispy Kreme Doughnuts, Inc. (a)                          64,862
    1,200     Mobile Mini, Inc. (a)                                     56,880
    1,200     Nash Finch Co.                                            30,576
    1,200     Parlux Fragrances, Inc. (a)                               36,636
    1,400     Peet's Coffee & Tea, Inc. (a)                             42,490

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

================================================================================
   SHARES     COMMON STOCKS - 65.3% (Continued)                       VALUE
--------------------------------------------------------------------------------
              CONSUMER STAPLES - 3.3% (Continued)
      900     Sanderson Farms, Inc.                               $     27,477
    1,400     Sensient Technologies Corp.                               25,060
                                                                  ------------
                                                                       290,101
                                                                  ------------
              ENERGY - 3.0%
    3,200     Delta Petroleum Corp. (a)                                 69,664
    6,200     Input/Output, Inc. (a)                                    43,586
    3,000     KFX, Inc. (a)                                             51,330
    3,700     McMoRan Exploration Co. (a)                               73,149
    3,000     Tri-Valley Corp. (a)                                      23,340
                                                                  ------------
                                                                       261,069
                                                                  ------------
              FINANCIALS - 7.3%
    1,100     Accredited Home Lenders Holding Co. (a)                   54,538
      600     Affiliated Managers Group, Inc. (a)                       48,150
      900     AmerUs Group Co.                                          51,003
      600     Avatar Holdings, Inc. (a)                                 32,952
    1,000     CoStar Group, Inc. (a)                                    43,170
    3,200     Direct General Corp.                                      54,080
    1,000     FirstFed Financial Corp. (a)                              54,520
    1,900     Fremont General Corp.                                     44,137
    1,500     FTI Consulting, Inc. (a)                                  41,160
    1,500     Hilb Rogal & Hobbs Co. (HRH)                              57,765
    2,200     Irwin Financial Corp.                                     47,124
    3,100     Ocwen Financial Corp. (a)                                 26,970
    3,500     Phoenix Cos., Inc.                                        47,740
    1,000     PrivateBancorp, Inc.                                      35,570
                                                                  ------------
                                                                       638,879
                                                                  ------------
              HEALTH CARE - 17.6%
    1,000     Amedisys, Inc. (a)                                        42,240
    1,100     American Healthways, Inc. (a)                             49,775
   11,078     Antigens, Inc. (a)                                        52,731
    1,100     ArthroCare Corp. (a)                                      46,354
    2,900     AtheroGenics, Inc. (a)                                    58,029
    7,858     BioLase Technology, Inc.                                  62,785
    5,100     BioScrip, Inc. (a)                                        38,454
    3,900     Bradley Pharmaceuticals, Inc. (a)                         37,050
    6,000     Cell Genesys, Inc. (a)                                    35,580
    3,400     Conceptus, Inc. (a)                                       42,908
    4,951     CuraGen Corp. (a)                                         15,249
    1,700     CV Therapeutics, Inc. (a)                                 42,041
    1,600     Cyberonics, Inc. (a)                                      51,680
    8,900     Dendreon Corp. (a)                                        48,238
    1,995     Enzo Biochem, Inc. (a)                                    24,778
    2,300     First Horizon Pharmaceuticals Corp. (a)                   39,675
    2,600     Healthcare Services Group, Inc.                           53,846
    1,908     ICU Medical, Inc. (a)                                     74,813
    3,700     I-Flow Corp. (a)                                          54,094
    2,000     InterMune, Inc. (a)                                       33,600

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

================================================================================
   SHARES     COMMON STOCKS - 65.3% (Continued)                       VALUE
--------------------------------------------------------------------------------
              HEALTH CARE - 17.6% (Continued)
    7,917     Introgen Therapeutics, Inc. (a)                     $     41,723
    2,000     Ista Pharmaceuticals, Inc. (a)                            12,720
      900     Kensey Nash Corp. (a)                                     19,827
    1,800     Kindred Healthcare, Inc. (a)                              46,368
    1,500     Martek Biosciences Corp. (a)                              36,915
    1,400     Nautilus, Inc.                                            26,124
    2,000     NitroMed, Inc. (a)                                        27,900
    3,900     Northfield Laboratories, Inc. (a)                         52,260
    2,700     NPS Pharmaceuticals, Inc. (a)                             31,968
    1,700     Palomar Medical Technologies, Inc. (a)                    59,568
    2,000     PAREXEL International Corp. (a)                           40,520
    1,111     Pharmacyclics, Inc. (a)                                    3,944
    2,600     Salix Pharmaceuticals, Ltd. (a)                           45,708
    1,600     Sunrise Senior Living, Inc. (a)                           53,936
    3,400     Telik, Inc. (a)                                           57,766
    2,000     Trimeris, Inc. (a)                                        22,980
    1,200     Ventana Medical Systems, Inc. (a)                         50,820
                                                                  ------------
                                                                     1,534,967
                                                                  ------------
              INDUSTRIALS - 4.6%
    2,000     DeVry, Inc. (a)                                           40,000
    1,800     Fleetwood Enterprises, Inc. (a)                           22,230
    2,500     General Cable Corp. (a)                                   49,250
    2,200     HEICO Corp.                                               56,936
    1,600     Insituform Technologies, Inc. - Class A (a)               30,992
    1,700     Lindsay Manufacturing Co.                                 32,691
      200     MAIR Holdings, Inc. (a)                                      942
    9,914     Taser International, Inc. (a)                             69,200
    1,100     Trinity Industries, Inc.                                  48,477
    3,500     TurboChef Technologies, Inc. (a)                          50,260
                                                                  ------------
                                                                       400,978
                                                                  ------------
              INFORMATION TECHNOLOGY - 8.5%
    5,000     1-800-FLOWERS.COM, Inc. (a)                               32,100
    6,000     American Superconductor Corp. (a)                         47,220
    4,400     Aspen Technology, Inc. (a)                                34,540
    3,100     Cubic Corp.                                               61,876
    4,200     eCollege.com, Inc. (a)                                    75,726
    2,600     Emmis Communications Corp. (a)                            51,766
    3,900     FalconStor Software, Inc. (a)                             28,821
    2,400     FARO Technologies, Inc. (a)                               48,000
    2,700     FEI Co. (a)                                               51,759
    1,400     Intergraph Corp. (a)                                      69,734
    4,000     Midway Games, Inc. (a)                                    75,880
    3,800     Mikohn Gaming Corp. (a)                                   37,506
    1,200     SafeNet, Inc. (a)                                         38,664
    1,800     Sonic Solutions (a)                                       27,198
    1,000     Stratasys, Inc. (a)                                       25,010
    2,800     TeleTech Holdings, Inc. (a)                               33,740
                                                                  ------------
                                                                       739,540
                                                                  ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

================================================================================
   SHARES     COMMON STOCKS - 65.3% (Continued)                       VALUE
--------------------------------------------------------------------------------
              MATERIALS - 4.5%
    1,600     Cabot Microelectronics Corp. (a)                    $     46,928
      400     Eagle Materials, Inc.                                     48,944
    1,050     Jarden Corp. (a)                                          31,657
    4,900     Medis Technologies, Ltd. (a)                              72,079
    1,500     Neenah Paper, Inc.                                        42,000
    2,400     Ryerson Tull, Inc.                                        58,368
    4,000     Terra Industries, Inc. (a)                                22,400
    2,300     Trex Co., Inc. (a)                                        64,515
                                                                  ------------
                                                                       386,891
                                                                  ------------
              UTILITIES - 0.3%
    1,700     Duquesne Light Holdings, Inc.                             27,744
                                                                  ------------

              TOTAL COMMON STOCKS (Cost $5,505,511)               $  5,687,071
                                                                  ------------

================================================================================
   SHARES     CLOSED-END FUNDS - 1.9%                                 VALUE
--------------------------------------------------------------------------------
    4,300     ACM Income Fund, Inc.                               $     35,604
    6,800     Central Fund of Canada, Ltd.                              46,308
    2,600     Pioneer High Income Trust                                 43,758
    2,000     Royce Value Trust, Inc.                                   40,160
                                                                  ------------

                TOTAL CLOSED-END FUNDS (Cost $162,935)            $    165,830
                                                                  ------------

================================================================================
   SHARES     REAL ESTATE INVESTMENT TRUSTS - 0.6%                    VALUE
--------------------------------------------------------------------------------
              MORTGAGE BACKED - 0.6%
    2,000     Annaly Mortgage Management, Inc.                    $     21,880
    1,000     Novastar Financial, Inc.                                  28,110
                                                                  ------------

              TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $65,416)  $     49,990
                                                                  ------------

              TOTAL SECURITIES SOLD SHORT - 67.8%
                (Proceeds $5,733,862)                             $  5,902,891
                                                                  ============

     (a) Non-income producing security.

 See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

The TFS Market Neutral Fund (the "Fund") is a diversified series of TFS Capital Investment Trust (the "Trust"), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated January 30, 2004. On June 28, 2004, 10,000 shares of the Fund were issued for cash, at $10.00 per share, to TFS Capital LLC (the "Adviser"), the investment adviser to the Fund. The Fund commenced operations on September 7, 2004.

The Fund seeks to produce capital appreciation while having a low correlation to the U.S. equity market. The term "U.S. equity market" means the S&P 500 Index. In addition, the Fund seeks to produce lower volatility than would result from a long-only investment in the U.S. equity market. "Long-only" refers to a portfolio of common stocks that mimics the movement of the S&P 500 Index, as opposed to one that attempts to hedge equity market risk through the use of short positions, equity options or futures contracts.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

Securities valuation - The Fund's portfolio securities (including securities sold short) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Common stocks and other equity-type securities that are traded on a securities exchange are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean of the most recent bid and asked prices. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the mean of the most recent bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust. Such methods of fair valuation may include, but are not limited to: multiple of earnings, discount from market of a similar freely traded security, or a combination of these and other methods.

Share valuation - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share, except that shares are subject to a redemption fee of 2% if redeemed within 180 days of the date of purchase. For the six months ended December 31, 2005, proceeds from redemption fees totaled $902.

Investment income - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Security transactions - Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

TFS MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

Distributions to shareholders - Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and are primarily due to losses deferred due to wash sales. The tax character of distributions paid during the periods ended December 31, 2005 and June 30, 2006 were as follows:

            --------------------------------------------------------
                                         Long-Term
                 Period     Ordinary      Capital        Total
                 Ended       Income        Gain      Distributions
            --------------------------------------------------------
              12/31/2005   $  3,619      $    -       $   3,619
               6/30/2005   $     -       $ 5,568      $   5,568
            --------------------------------------------------------


Short positions - The Fund may sell securities short for economic hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the Investment Company Act of 1940 (the "Act") to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

TFS MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


The following information is computed on a tax basis for each item as of December 31, 2005:

            Tax cost of portfolio investments and
            securities sold short                        $2,710,924
                                                     ==================
            Gross unrealized appreciation                $1,371,368
            Gross unrealized depreciation                  (984,954)
                                                     ------------------
            Net unrealized appreciation                  $  386,414
            Post-October losses                             (78,475)
            Other gains                                     317,318
                                                     ------------------
            Accumulated earnings                         $  676,208
                                                     ==================


The difference between the federal income tax cost of portfolio of investments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

The Fund had net realized capital losses of $78,478 during the period November 1, 2004 through June 30, 2005, which are treated for federal income tax purposes as arising during the Fund's tax year ending June 30, 2006. These "post-October" losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

3. INVESTMENT TRANSACTIONS

During the six months ended December 31, 2005, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, U.S.
government securities and short positions, amounted to $18,721,015 and $18,607,788, respectively.

4. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 2.25% of average daily net assets of the Fund.

The Adviser has contractually agreed to waive its advisory fees and to absorb the Fund's operating expenses (for the life of the Fund) to the extent necessary to limit the Fund's ordinary operating expenses (all expenses except brokerage, taxes, borrowing costs such as interest and dividend expenses on securities sold short and extraordinary expenses) to an amount not exceeding 2.50% of the Fund's average daily net assets (the "Expense Cap"). As a result of the Expense Cap, the Adviser waived its entire investment advisory fee of $102,201 and reimbursed the Fund for other operating expenses of $19,440 during the six months ended December 31, 2005.

TFS MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

Advisory fee waivers and expenses absorbed by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that such repayments do not cause the Fund's ordinary operating expenses to exceed the 2.50% Expense Cap. As of December 31, 2005, the Adviser may in the future recoup from the Fund fees waived and expenses reimbursed totaling $297,049. The Adviser may recapture this amount no later than the dates as stated below:

                    -----------------------------------------
                          December 31,            June 30,
                             2008                   2008
                    -----------------------------------------
                          $ 121,641             $ 175,408
                    -----------------------------------------


The President of the Trust is also a Principal of the Adviser. Additionally, this individual serves as Chief Compliance Officer of the Trust and of the Adviser. The Fund reimburses the Adviser $18,000 annually for the services provided by the Chief Compliance Officer to the Trust.

ADMINISTRATION AGREEMENT
Under the terms of an  Administration  Agreement,  Ultimus Fund  Solutions,  LLC
("Ultimus")  supplies  non-investment  related  statistical  and research  data, internal regulatory compliance services and executive and administrative services for the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, Ultimus receives a monthly fee at an annual rate of 0.15% of the Fund's average daily net assets up to $50 million; 0.125% of such net assets between $50 million and $100 million; 0.10% of such net assets between $100 million and $250 million; 0.075% of such net assets between $250 million and $500 million; and 0.05% of such net assets in excess of $500 million, subject to a minimum monthly fee of $2,000. The foregoing fee was discounted by 20% through August 31, 2005. Accordingly, Ultimus was paid $11,200 for administration fees during the period. Certain officers of the Trust are also officers of Ultimus.

ACCOUNTING SERVICES AGREEMENT
Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Ultimus receives a fee, based on current asset levels, of $2,500 per month from the Fund. Additionally, on a monthly basis, Ultimus receives $3 per trade for accounting for portfolio trades in excess of two hundred trades per month. The foregoing fees were discounted 20% through August 31, 2005. Accordingly, Ultimus was paid $15,284 for accounting services fees. In addition, the Fund reimburses certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Fund's portfolio securities.

TRANSFER AGENT AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a monthly fee at an annual rate of $20 per shareholder account from the Fund, subject to a $1,500 minimum monthly fee. The foregoing fee was discounted by 20% through August 31, 2005. Accordingly, Ultimus received $8,400 for transfer agent fees during the period. In addition, the Fund reimburses Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

TFS MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

DISTRIBUTION AGREEMENT
The Trust has entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor"), pursuant to which the Distributor provides distribution services to the Fund and serves as the principal underwriter to the Fund. The Distributor is a wholly owned subsidiary of Ultimus. The fees payable to the Distributor are paid by the Adviser.

5. CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

TFS MARKET NEUTRAL FUND
ABOUT YOUR FUND'S EXPENSES (Unaudited)
--------------------------------------------------------------------------------


We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

TFS MARKET NEUTRAL FUND
ABOUT YOUR FUND'S EXPENSES (Unaudited) (Continued)
--------------------------------------------------------------------------------

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge a front-end sales load. However, a redemption fee of 2% is applied on the sale of shares purchased within 180 days of the date of their purchase, but does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.


--------------------------------------------------------------------------------
                                   Beginning        Ending
                                  Account Value   Account Value   Expenses Paid
                                  July 1, 2005    Dec. 31, 2005   During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return        $1,000.00       $ 1,055.60         $17.10
--------------------------------------------------------------------------------
Based on Hypothetical 5% Return
  (before expenses)                $1,000.00       $ 1,008.57         $16.71
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 3.30% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


OTHER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-534-2001, or on the Securities and Exchange Commission's (SEC) website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-534-2001, or on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files a complete listing of portfolio holdings with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-534-2001. Furthermore, you may obtain copies of the filings on the SEC's website at HTTP://WWW.SEC.GOV. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2.  CODE OF ETHICS.

Not required

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto





Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   TFS Capital Investment Trust
             ---------------------------------------------------------


By (Signature and Title)*    /s/ Larry S, Eiben
                           -------------------------------------------

                           Larry S. Eiben, President

Date          February 22, 2006
      ---------------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/ Larry S. Eiben
                           -------------------------------------------

                           Larry S. Eiben, President

Date          February 22, 2006
      ---------------------------------------




By (Signature and Title)*    /s/ Mark J. Seger
                           -------------------------------------------

                           Mark J. Seger, Treasurer

Date          February 22, 2006
      ---------------------------------------



* Print the name and title of each signing officer under his or her signature.